INVENTORIES - Impairments of Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 2,013,000	$ 964,000	$ 3,439,000
Reversal of impairments of inventories	0	(200,000)	0
Inventories recognized in earnings as an expense	761,051,000	642,586,000	575,473,000
Manufacturing facility closures, restructuring and other related charges
Disclosure of inventories [Line Items]
Recorded impairments of inventories	1,297,000	163,000	1,420,000
Cost of sales
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 716,000	$ 801,000	$ 2,019,000